Label	Element	Value
Aptus Large Cap Enhanced Yield ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Aptus Large Cap Enhanced Yield ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Aptus Large Cap Enhanced Yield ETF (the “Fund”) seeks capital appreciation and current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Estimated for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then continue to hold or redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective through a hybrid equity and equity-linked note (“ELN”) strategy. The Fund invests primarily in U.S.-listed large-cap equity securities (the “Equity Strategy”) and invests the remainder of its assets in ELNs to generate income (the “ELN Strategy”). The Fund considers a large cap company to be one with a market capitalization that, at the time of purchase, is within with the capitalization range of the S&P 500 Index. As of May 31, 2023, the market capitalization range represented by companies in the S&P 500 Index was approximately $1.88 billion to $2.80 trillion.
Equity Strategy
Under normal circumstances, at least 80% of the Fund’s net assets (plus borrowings for investment purposes) will be invested in equity securities of large cap companies. For purposes of such policy, the Fund considers equity securities to include U.S.-listed common stocks, American Depositary Receipts (“ADRs”), and real estate investment trusts (“REITs”).
Aptus Capital Advisors, LLC, the Fund’s investment adviser (“Aptus” or the “Adviser”), generally selects equity securities for the Fund based on an analysis of each company’s fundamental characteristics to try to identify attractive opportunities. In selecting U.S.-listed large cap stocks for the Fund, the Adviser uses an allocation method based on market capitalization, liquidity, and prospects for future price appreciation (i.e., prospects for future price appreciation as having the potential to grow revenue, earnings, or free cash flow).
ELN Strategy
In order to generate income, the Fund typically invests approximately 10% of its net assets in ELNs. ELNs are investment products structured as notes that are issued by counterparties, including banks, broker-dealers or their affiliates, and designed to offer a return linked to the underlying instruments within the ELN.
ELNs in which the Fund invests are derivative instruments that are specially designed to combine the economic characteristics of a U.S. large-cap equity index or individual U.S. large-cap equity securities (the “Underlying Instruments”) (e.g., the S&P 500) and option spreads in a single note form. Option spreads consist of (i) writing (selling) call options on the Underlying Instruments, while (ii) simultaneously reinvesting a portion of such premium to buy call options on the Underlying Instrument.
The ELNs provide recurring cash flow to the Fund based on the premiums from the call options the ELNs write and are an important source of the Fund’s return. Generally, when purchasing an ELN, the Fund pays the counterparty the current value of the ELN’s Underlying Instruments plus the cost to structure the ELN. Upon the maturity of the note, the Fund generally receives the par value of the note, plus interest, plus or minus a return based on the appreciation or depreciation of the Underlying Instruments.
The Fund invests in ELNs to enhance the Fund’s yield (i.e., for income generation from premiums on options sold and capital appreciation potential). When the Fund invests in ELNs, the Fund receives cash but this limits the Fund’s opportunity to profit from an increase in the market value of the instrument because of the limits relating to the call options written within the particular ELN.
The ELNs in which the Fund invests generate interest, which is paid following the maturity of the ELN. The ELNs in which the Fund invests are highly customizable, individually negotiated, bilateral instruments that typically have a maturity between one week and six months. The Fund caps its exposure to ELNs with a single counterparty at 5% of the Fund’s assets. The ELNs in which the Fund invests may not be sold to third parties. In order to redeem an ELN, the Adviser would sell back the ELN to the issuing counterparty and unwind the components of the ELN (i.e., the Underlying Instruments and the options spread).
In selecting ELNs for the Fund, the Adviser considers the potential income the Underlying Instruments will generate and the potential gains or losses that could be experienced by the Underlying Instruments, as well as the liquidity of the Underlying Instruments and the maturity of the ELN.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The principal risks of investing in the Fund are summarized below. The principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its objectives. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus titled “Additional Information About the Fund.”
•Counterparty Risk. Counterparty risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.
•Depositary Receipt Risk. Depositary Receipts involve risks similar to those associated with investments in foreign securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies. Depositary Receipts listed on U.S. exchanges are issued by banks or trust companies and entitle the holder to all dividends and capital gains that are paid out on the underlying foreign shares (“Underlying Shares”). When the Fund invests in Depositary Receipts as a substitute for an investment directly in the Underlying Shares, the Fund is exposed to the risk that the Depositary Receipts may not provide a return that corresponds precisely with that of the Underlying Shares.
•ELNs Risk. Investing in ELNs may be more costly to a Fund than if the Fund had invested in the Underlying Instruments directly. Investments in ELNs often have risks similar to the Underlying Instruments, which include market risk and large-capitalization investing risk. The Underlying Instruments of the ELN involve the use of options under the terms defined in the ELN itself. Due to the utilization of options and depending on the terms of the ELN, the ELN may be sensitive to leverage risk. That leverage risk is limited to the change in the value of the ELN and its terms. Investments in ELNs allow for enhanced yield but are subject to limited upside appreciation potential based on movements of a single underlying reference asset, basket of stocks, or index of equity securities. The Fund’s losses from investing in an ELN is limited to the principal amount that the Fund invested in such ELN. In addition, since ELNs are in note form, ELNs are also subject to certain debt securities risks, such as credit or counterparty risk. Should the prices of the Underlying Instruments move in an unexpected manner, a Fund may not achieve the anticipated benefits of an investment in an ELN, and may realize losses, which could be significant and could include the entire principal investment. Investments in ELNs are also subject to liquidity risk, meaning that ELNs may be difficult to sell and value. A lack of liquidity of an ELN may also cause the value of the ELN to decline. In addition, ELNs may exhibit price behavior that does not correlate with the Underlying Instruments. ELN investments are subject to the risk that issuers and/or counterparties will fail to make payments when due or default completely. Prices of these investments may be adversely affected if any of the issuers or counterparties it is invested in are subject to an actual or perceived deterioration in their credit quality. Unlike a direct investment in equity securities, ELNs typically involve a term or expiration date, potentially increasing the Fund’s turnover rate, transaction costs and tax liability.
•ETF Risks. The Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks:
•Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
•Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.
•Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.
•Trading. Although Shares are listed for trading on Cboe BZX Exchange, Inc. (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares, and this could lead to differences between the market price of the Shares and the underlying value of those Shares.
•Foreign Investment Risk. Because of the Fund’s investment in ADRs, changes in foreign economies and political climates are more likely to affect the Fund than a fund that invests exclusively in U.S. companies. There may be less government supervision of foreign markets, resulting in non-uniform accounting practices and less publicly available information. The value of foreign investments may be affected by changes in exchange control regulations, application of foreign tax laws (including withholding tax), changes in governmental administration or economic or monetary policy (in this country or abroad) or changed circumstances in dealings between nations.
•Large-Capitalization Investing. The securities of large cap companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes. The Fund’s performance may be adversely affected if securities of large cap companies outperform the market as a whole because although the Fund owns large-cap equities through its Equity Strategy, the Fund also invests in ELNs with short call option spreads on large cap equities (e.g., the S&P 500). Because ELNs generate income from premiums on options sold and are subject to limited upside appreciation given their use of short call option spreads on large cap equities, the outperformance of, or volatility related to, large cap companies may adversely impact the ELN’s performance, which in turn may adversely impact Fund performance.
•Management Risk. The Fund is actively managed and may not meet its investment objective based on the Adviser’s success or failure to implement investment strategies for the Fund.
•Market Risk. The trading prices of the securities held by the Fund, as well as the Underlying Instruments of the ELNs, fluctuate in response to a variety of factors. These factors include events impacting the entire market or specific market segments, such as political, market and economic developments, as well as events that impact specific issuers. The Fund’s NAV and market price, like security and commodity prices generally, may fluctuate significantly in response to these and other factors. Local, regional or global events such as war, including Russia’s invasion of Ukraine, acts of terrorism, spread of infectious diseases or other public health issues, recessions, rising inflation, or other events could have a significant negative impact on the Fund and its investments. For example, the global pandemic caused by COVID-19, a novel coronavirus, and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, has had negative impacts, and in many cases severe impacts, on markets worldwide. The COVID-19 pandemic has caused prolonged disruptions to the normal business operations of companies around the world and the impact of such disruptions is hard to predict. Such events may affect certain geographic regions, countries, sectors and industries more significantly than others. Such events could adversely affect the prices and liquidity of the Fund’s portfolio securities or other instruments and could result in disruptions in the trading markets. As a result, an investor could lose money over short or long periods of time.
•New Fund Risk. The Fund is a recently organized investment company with no operating history. As a result, prospective investors have no track record or history on which to base their investment decision.
•Options Risk. The Fund invests in ELNs that utilize call options. Purchasing and selling (writing) options are speculative activities and entail greater than ordinary investment risks. The use of options can lead to losses because of adverse movements in the price or value of the reference asset, which may be magnified by certain features of the options. Purchasing options involves the payment of premiums, which may adversely affect the ELNs, and, consequently, the Fund’s performance. Purchased options may expire worthless resulting in the ELN’s loss of the premium it paid for the option. When selling an option, the ELN will receive a premium; however, this premium may not be enough to offset a loss incurred by the ELN if the price of the underlying asset is above the strike price by an amount equal to or greater than the premium. In addition, to the extent a written option that is part of an option spread strategy is exercised, the corresponding option purchased by the ELN to mitigate losses as part of an option spread strategy is not expected to offset all losses from the written option.
•REIT Investment Risk. Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume, and may be more volatile than other securities. REITs may be affected by changes in the value of their underlying properties or mortgages or by defaults by their borrowers or tenants. Furthermore, these entities depend upon specialized management skills, have limited diversification and are, therefore, subject to risks inherent in financing a limited number of projects. In addition, the performance of a U.S. REIT may be affected by changes in the tax laws or by its failure to qualify for tax-free pass-through of income.
Risk Lose Money [Text]	rr_RiskLoseMoney	As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Performance information for the Fund is not included because the Fund had not yet commenced operations as of the date of this Prospectus. In the future, performance information for the Fund will be presented in this section. Updated performance information will be available on the Fund’s website at www.aptusetfs.com/dubs.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance information for the Fund is not included because the Fund had not yet commenced operations as of the date of this Prospectus.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.aptusetfs.com/dubs
Aptus Large Cap Enhanced Yield ETF | Aptus Large Cap Enhanced Yield ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	DUBS
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.39%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.39%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 40
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 125

[1]	Estimated for the current fiscal year.